Average Annual Total Returns - AMG Boston Common Global Impact Fund - Class I	May 24, 2021
Average Annual Return:
1 Year	29.71%
5 Years	16.20%
10 Years	10.87%
After Taxes on Distributions
Average Annual Return:
1 Year	25.70%
5 Years	14.94%
10 Years	10.27%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.37%
5 Years	13.00%
10 Years	8.98%